Cash and Due from Banks (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Cash and Due from Banks [Abstract]
Reserve maintained at Federal Reserve Bank	$ 0	$ 32,000,000
FDIC insurable limit	250,000	$ 250,000
Balance in excess of FDIC insurable limit	$ 1,000